Assets and Disposal Groups Held for Sale - Schedule of Assets Held for Sale and Disposal Groups (Details) - Disposal groups held for sale - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of analysis of single amount of discontinued operations [line items]
Property, plant and equipment	¥ 6,259	¥ 3,162
Goodwill	7,011	3,745
Intangible assets	33	62
Inventories	95	1,242
Trade and other receivables	0	767
Deferred tax assets	0	347
Other assets	0	13
Total assets	13,397	9,337
Trade and other payables	0	660
Deferred tax liabilities	0	307
Other liabilities	0	442
Total liabilities	¥ 0	¥ 1,410